Note 10 - Deferred Charges, Net (Details) - Deferred Charges, Net - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Deferred Charges, Net [Abstract]
Deferred Charges	$ 829	$ 489
Additions, Deferred Charges	1,974	498
Amortization, Deferred Charges	(1,387)	(158)
Current Deferred Charges	1,358	829
Non current	58
Deferred Charges	$ 1,416	$ 829